Revenue from Contracts with Customers (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Revenue from Contracts with Customers [Line Items]
Contract liabilities	¥ 137,930,826	$ 18,996,446	¥ 157,377,305
Deferred revenues	351,400,097		394,187,607	$ 48,141,616
Initial Franchise Fee [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	145,314,471		169,240,060	19,908,001
Membership Fees [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	103,514,777		126,864,736	14,181,466
Greentree Reward Membership Program [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	62,648,345		57,253,868	8,582,788
Cash Received for Prepaid Card and Sublease [Member]
Revenue from Contracts with Customers [Line Items]
Deferred revenues	¥ 39,922,504		¥ 40,828,943	$ 5,469,361
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Greentree Reward Membership Program [Member]
Revenue from Contracts with Customers [Line Items]
Contract periods	2 years			2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Minimum [Member] | Initial Franchise Fee [Member]
Revenue from Contracts with Customers [Line Items]
Contract periods	1 year			1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Minimum [Member] | Membership Fees [Member]
Revenue from Contracts with Customers [Line Items]
Contract periods	1 year			1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Maximum [Member] | Initial Franchise Fee [Member]
Revenue from Contracts with Customers [Line Items]
Contract periods	22 years			22 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Maximum [Member] | Membership Fees [Member]
Revenue from Contracts with Customers [Line Items]
Contract periods	5 years			5 years